Income Taxes (Table)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss Before Income Taxes

	Year ended
	December 31,
	2019	2018	2017
Domestic	$(27,916)	$(32,688)	$(18,858)
Foreign	(5,463)	(3,373)	(172)
	$(33,379)	$(36,061)	$(19,030)

Schedule of Components of Income Taxes

	Year ended
	December 31,
	2019	2018	2017
Domestic	$—	$—	$—
Foreign	160	—	294
	$160	$—	$294

Schedule of Reconciliation Tax Benefit at Israeli Statutory Tax Rate

	Year ended
	December 31,
	2019	2018	2017
Loss before income taxes	$(33,379)	$(36,061)	$(19,030)
Statutory tax rate	23%	23%	24%
Theoretical tax benefit	7,677	8,294	4,567
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,872)	(5,822)	(5,431)
Effect of entities with different tax rates	38	(56)	25
Non-deductible expenses	(3,015)	(2,736)	(474)
Impact of change in statutory tax rate for future periods	—	—	(248)
Impact of exchange rate on temporary differences	—	—	1,321
Deductible expense	4	569	—
Other	8	(249)	(54)
Effective income taxes	$(160)	$—	$(294)

Schedule of Deferred Tax Assets

	2019	2018
Deferred tax assets, net:
Research and development expenses and other	$7,102	$5,595
Intangible assets from acquisition of business and other	23	(203)
Net operating loss carryforwards*	24,026	20,104
	$31,151	$25,496
Less—valuation allowance in respect of net operating loss carryforwards	(31,151)	(25,496)
Total deferred tax assets, net	$—	$—